CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
LATAM Airlines Group S.A. y Lan Cargo S.A. [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	European Commission.
Origin	Investigation of alleged infringements to free competition of cargo airlines, especially fuel surcharge. On December 26, 2007, the General Directorate for Competition of the European Commission notified Lan Cargo S.A. and LATAM Airlines Group S.A. the instruction process against twenty five cargo airlines, including Lan Cargo S.A., for alleged breaches of competition in the air cargo market in Europe, especially the alleged fixed fuel surcharge and freight.
Stage of trial	On April 14, 2008, the notification of the European Commission was replied. The appeal was filed on January 24, 2011. On May 11, 2015, we attended a hearing at which we petitioned for the vacation of the Decision based on discrepancies in the Decision between the operating section, which mentions four infringements (depending on the routes involved) but refers to Lan in only one of those four routes; and the ruling section (which mentions one single conjoint infraction). On November 9, 2010, the General Directorate for Competition of the European Commission notified Lan Cargo S.A. and LATAM Airlines Group S.A. the imposition of a fine in the amount of THUS$ 9,217 (8,220,000 Euros) This fine is being appealed by Lan Cargo S.A. and LATAM Airlines Group S.A. On December 16, 2015, the European Court of Justice revoked the Commission's decision because of discrepancies. The European Commission did not appeal the decision, but presented a new one on March 17, 2017 reiterating the imposition of the same fine on the eleven original airlines. The fine totals 776,465,000 Euros. It imposed the same fine as before on Lan Cargo and its parent, LATAM Airlines Group S.A., totaling 8.2 million Euros. On May 31, 2017 Lan Cargo S.A. and LATAM Airlines Group S.A. filed a petition with the General Court of the European Union seeking vacation of this decision. We presented our defense in December 2017. On July 12, 2019, we attended a hearing before the European Court of Justice to confirm our petition for vacation of judgment or otherwise, a reduction in the amount of the fine. LATAM AIRLINES GROUP, S.A. expects that the ruling by the General Court of the European Union may reduce the amount of this fine.
Amounts Committed	$ 9,217
Lan Cargo S.A. y LATAM Airlines Group S.A. [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	In the High Court of Justice Chancery Divisin (England) Ovre Romerike District Court (Norway) y Directie Juridische Zaken Afdeling Ceveil Recht (Netherlands) , Cologne Regional Court (Landgerich Kln Germany).
Origin	Lawsuits filed against European airlines by users of freight services in private lawsuits as a result of the investigation into alleged breaches of competition of cargo airlines, especially fuel surcharge. Lan Cargo S.A. and LATAM Airlines Group S.A., have been sued in court proceedings directly and/or in third party, based in England, Norway, the Netherlands and Germany.
Stage of trial	Cases are in the uncovering evidence stage. In the case in England, mediation was held with nearly all the airlines involved in the aim of attempting to reach an agreement. It began in September, and LATAM Airlines Group S.A. reached an agreement for approximately GBP 636,000. A settlement was signed in December 2018 and payment was made in January 2019. This lawsuit ended for all plaintiffs in the class action, except for one who signed a settlement for approximately GBP 222,469.63 in December 2019. The payment will be made in January 2020, which will put an end to the entire lawsuit in England. The amount remains undetermined for the lawsuits in the remaining countries (Norway, the Netherlands and Germany).
Amounts Committed	$ 0
Aerolinhas Brasileiras S.A. [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Federal Justice.
Case Number	0008285-53.2015.403.6105
Origin	An action seeking to quash a decision and petioning for early protection in order to obgain a revocation of the penalty imposed by the Brazilian Competition Authority (CADE) in the investigation of cargo airlines alleged fair trade violations, in particular the fuel surcharge.
Stage of trial	This action was filed by presenting a guaranty - policy - in order to suspend the effects of the CADE's decision regarding the payment of the following fines: (i) ABSA: ThUS$ 10,438; (ii) Norberto Jochmann: ThUS$201; (iii) Hernan Merino: ThUS$ 102; (iv) Felipe Meyer :ThUS$ 102. The action also deals with the affirmative obligation required by the CADE consisting of the duty to publish the condemnation in a widely circulating newspaper. This obligation had also been stayed by the court of federal justice in this process. Awaiting CADE's statement. ABSA began a judicial review in search of an additional reduction in the fine amount. The Judge's decision was published on March 12, 2019, and we filed an appeal against it on March 13, 2019
Amounts Committed	$ 10,403
AerolinhasBrasileirasSA1Member
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Federal Justice.
Case Number	0001872-58.2014.4.03.6105
Origin	An annulment action with a motion for preliminary injunction, was filed on 02/28/2014, in order to cancel tax debts of PIS, CONFINS, IPI and II, connected with the administrative process 10831.005704/2006.43.
Stage of trial	We have been waiting since August 21, 2015 for a statement by Serasa on TAM's letter of indemnity and a statement by the Union. The statement was authenticated on January 29, 2016. A new insurance policy was submitted on March 30, 2016 with the change to the guarantee requested by PGFN. On 05/20/2016 the process was sent to PGFN, which was manifested on 06/03/2016. A decision is pending
Amounts Committed	$ 14,061
Tam Linhas Aereas S.A. [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Department of Federal Revenue of Brazil
Case Number	19515.720476/2015-83
Origin	Alleged irregularities in the SAT payments for the periods 01/2011 to 12/2012
Stage of trial	The lawsuit was converted into a measure in January 2018. A statement will be made after the prosecutor's measure has concluded. The Brazilian Administrative Council of Tax Appeals (CARF) issued a decision in favor of the Company on September 22, 2018. We are currently expecting that the Ministry of Finance of Brazil will appeal.
Amounts Committed	$ 59,481
Tam Linhas Aereas S.A. [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Court of the Second Region.
Case Number	2001.51.01.012530-0
Origin	Ordinary judicial action brought for the purpose of declaring the nonexistence of legal relationship obligating the company to collect the Air Fund.
Stage of trial	Unfavorable court decision in first instance. Currently expecting the ruling on the appeal filed by the company. In order to suspend chargeability of Tax Credit a Guaranty Deposit to the Court was delivered for THUS$106. The court decision requesting that the Expert make all clarifications requested by the parties in a period of 30 days was published on March 29, 2016. The plaintiffs' submitted a petition on June 21, 2016 requesting acceptance of the opinion of their consultant and an urgent ruling on the dispute. No amount additional to the deposit that has already been made is required if this case is lost.
Amounts Committed	$ 87,538
Tam Linhas Aereas S.A. [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Internal Revenue Service of Brazil.
Case Number	10880.725950/2011-05
Origin	Compensation credits of the Social Integration Program (PIS) and Contribution for Social Security Financing (COFINS) Declared on DCOMPs.
Stage of trial	The objection (manifestao de inconformidade) filed by the company was rejected, which is why the voluntary appeal was filed. The case was assigned to the 1st Ordinary Group of Brazil's Administrative Council of Tax Appeals (CARF) on June 8, 2015. TAM's appeal was included in the CARF session held August 25, 2016. An agreement that converted the proceedings into a formal case was published on October 7, 2016. The amount has been reduced after some set-offs were approved by the Department of Federal Revenue of Brazil.
Amounts Committed	$ 26,293
Aerovias de Integracion Regional, AIRES S.A. [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	United States Court of Appeals for the Eleventh Circuit, Florida, U.S.A. 45th Civil Court of the Bogota Circuit in Colombia.
Case Number	2013-20319 CA 01
Origin	The July 30, 2012 Aerovas de Integracin Recional, Aires S.A. (LATAM AIRLINES COLOMBIA) initiated a legal process in Colombia against Regional One INC and Volvo Aero Services LLC, to declare that these companies are civilly liable for moral and material damages caused to LATAM AIRLINES COLOMBIA arising from breach of contractual obligations of the aircraft HK-4107. The June 20, 2013 AIRES SA And / Or LATAM AIRLINES COLOMBIA was notified of the lawsuit filed in U.S. for Regional One INC and Dash 224 LLC for damages caused by the aircraft HK-4107 arguing failure of LATAM AIRLINES GROUP S.A. customs duty to obtain import declaration when the aircraft in April 2010 entered Colombia for maintenance required by Regional One.
Stage of trial	Colombia. This case is being heard by the 45th Civil Court of the Bogota Circuit in Colombia. Statements were taken from witnesses presented by REGIONAL ONE and VAS on October 31, 2018. The court received the expert opinions requested by REGIONAL ONE and VAS and given their petition, it asked the experts to expand upon their opinions. It also changed the experts requested by LATAM AIRLINES COLOMBIA. The case was brought before the Court on September 10, 2018 and these rulings are pending processing so that a new hearing can be scheduled. On October 31, 2018, the judge postponed the deadline for the parties to answer the objection because of a serious error brought to light by VAS regarding the translation submitted by the expert. The process has been in the judge's chambers since March 11, 2019 to decide on replacing the damage estimation expert as requested by LATAM AIRLINES COLOMBIA. The one previously appointed did not take office. A petition has also been made by VAS objecting to the translation of the documents in English into Spanish due to serious mistakes, which was served to the parties in October 2018. The 45th Civil Circuit Court issued an order on August 13, 2019 that did not decide on the pending matters but rather voided all actions since September 14, 2018 and ordered the case to be referred to the 46th Civil Circuit Court according to article 121 of the General Code of Procedure. Said article says that court decisions must be rendered in no more than one (1) year as from the service of the court order admitting the claim. If that period expires without any ruling being issued, the Judge will automatically forfeit competence over the proceedings and must give the Administrative Room of the Superior Council of the Judiciary notice of that fact the next day, in addition to referring the case file to the next sitting judge in line, who will have competence and will issue a ruling in no more than 6 months. The case was sent to the 46th Civil Circuit Court on September 4, 2019, which claims that there was a competence conflict and then sent the case to the Superior Court of Bogot to decide which court, the 45th or 46th, had to continue with the case. Florida. On June 4, 2019, the State Court of Florida allowed REGIONAL ONE to add a new claim against LATAM AIRLINES COLOMBIA for default on a verbal contract. Given the new claim, LATAM AIRLINES COLOMBIA petitioned that the Court postpone the trial to August 2019 to have the time to investigate the facts alleged by REGIONAL ONE to prove a verbal contract. The State Court granted the postponement of a jury trial to June 2020. In the meantime, the discovery stage continues, including verbal statements by experts on behalf of both parties. There may be some change in the committed amount, which will be reported in due course.
Amounts Committed	$ 12,443
Tam Linhas Aereas S.A. [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Internal Revenue Service of Brazil
Case Number	10880.722.355/2014-52
Origin	On August 19, 2014 the Federal Tax Service issued a notice of violation stating that compensation credits Program (PIS) and the Contribution for the Financing of Social Security COFINS by TAM are not directly related to the activity of air transport.
Stage of trial	An administrative objection was filed on September 17, 2014. A first-instance ruling was rendered on June 1, 2016 that was partially favorable. The separate fine was revoked. A voluntary appeal was filed on June 30, 2016, which is pending a decision by CARF. On September 9, 2016, the case was referred to the Second Division, Fourth Chamber, of the Third Section of the Administrative Council of Tax Appeals (CARF).
Amounts Committed	$ 65,895
Tam Linhas Aereas S.A. [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Sao Paulo Labor Court, Sao Paulo
Case Number	1001531-73.2016.5.02.0710
Origin	The Ministry of Labor filed an action seeking that the company adapt the ergonomics and comfort of seats.
Stage of trial	In August 2016, the Ministry of Labor filed a new lawsuit before the competent Labor Court in Sao Paulo, in the same terms as case 0000009-45.2016.5.02.090, as previously reported, the hearing date is set for October 22, 2018. We were served the decision completely dismissing the claim in March 2019, against which the plaintiff has filed an appeal. We are now awaiting the hearing by the Court of Appeals.
Amounts Committed	$ 17,982
LATAM Airlines Group S.A. [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	22 Civil Court of Santiago
Case Number	C-29.945-2016
Origin	The Company received notice of a civil liability claim by Inversiones Ranco Tres S.A. on January 18, 2017. It is represented by Mr. Jorge Enrique Said Yarur. It was filed against LATAM Airlines Group S.A. for an alleged contractual default by the Company and against Ramon Eblen Kadiz, Jorge Awad Mehech, Juan Jose Cueto Plaza, Enrique Cueto Plaza and Ignacio Cueto Plaza, directors and officers, for alleged breaches of their duties. In the case of Juan Jose Cueto Plaza, Enrique Cueto Plaza and Ignacio Cueto Plaza, it alleges a breach, as controllers of the Company, of their duties under the incorporation agreement. LATAM has retained legal counsel specializing in this area to defend it.
Stage of trial	The claim was answered on March 22, 2017 and the plaintiff filed its replication on April 4, 2017. LATAM filed its rejoinder on April 13, 2017, which concluded the argument stage of the lawsuit. A reconciliation hearing was held on May 2, 2017, but the parties did not reach an agreement. The Court issued the evidentiary decree on May 12, 2017. We filed a petition for reconsideration because we disagreed with certain points of evidence. That petition was partially sustained by the Court on June 27, 2017. The evidentiary stage commenced and then concluded on July 20, 2017. Observations to the evidence must now be presented. That period expires August 1, 2017. We filed our observations to the evidence on August 1, 2017. We were served the decision on December 13, 2017 that dismissed the claim since LATAM was in no way liable. The plaintiff filed an appeal on December 26, 2017. Arguments were pled before the Santiago Court of Appeals on April 23, 2019, and on April 30, 2019, this Court confirmed the ruling of the trial court absolving LATAM. The losing party was ordered to pay costs in both cases. On May 18, 2019, Inversiones Ranco Tres S.A. filed a remedy of vacation of judgment based on technicalities and on substance against the Appellate Court decision. The Appellate Court admitted both appeals on May 29, 2019 and the appeals are pending a hearing by the Supreme Court.
Amounts Committed	$ 17,705
TamLinhasAereasSA7Member
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	10th Jurisdiction of Federal Tax Enforcement of Sao Paulo
Case Number	0061196-68.2016.4.03.6182
Origin	Tax Enforcement Lien No. 0020869-47.2017.4.03.6182 on Profit-Based Social Contributions from 2004 to 2007.
Stage of trial	This tax enforcement was referred to the 10th Federal Jurisdiction on February 16, 2017. A petition reporting our request to submit collateral was recorded on April 18, 2017. At this time, the period is pending for the plaintiff to respond to our petition. The bond was replaced. We are waiting for the evidentiary period to begin.
Amounts Committed	$ 39,584
Tam Linhas Aereas S.A. [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Department of Federal Revenue of Brazil
Case Number	5002912.29.2019.4.03.6100
Origin	A lawsuit disputing the debit in the administrative proceeding 16643.000085/2009-47, reported in previous Notes, consisting of a notice demanding recovery of the Income and Social Assessment Tax on the net profit (SCL) resulting from the itemization of royalties and use of the TAM trademark
Stage of trial	The lawsuit was assigned on February 28, 2019. A decision was rendered on March 1, 2019 stating that no guarantee was required. A final decision is now pending.
Amounts Committed	$ 11,139
TamLinhasAereasSA9Member
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	DERAT SPO (Delegaca de Receita Federal)
Case Number	13808.005459/2001-45
Origin	Collection of the Social Security Funding Contribution (COFINS) based on gross revenue of the company in the period 1999-2000.
Stage of trial	The decision on collection was pending through June 2, 2010.
Amounts Committed	$ 23,228
TamLinhasAereasSA10Member
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Delegaca de Receita Federal
Case Number	10611.720630/2017-16
Origin	This is an administrative claim about a fine for the incorrectness of an import declaration (new lawsuit).
Stage of trial	The administrative defensive arguments were presented September 28, 2017. The Court dismissed the Company's appeal in August 2019. Then on September 17, 2019, Company filed a special appeal (CRSF (Higher Tax Appeals Chamber)) that is pending a decision.
Amounts Committed	$ 20,410
TamLinhasAereasSA11Member
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Delegaca de Receita Federal
Case Number	16692.721.933/2017-80
Origin	The Internal Revenue Service of Brazil issued a notice of violation because TAM applied for credits offsetting the contributions for the Social Integration Program (PIS) and the Social Security Funding Contribution (COFINS) that do not bear a direct relationship to air transport.
Stage of trial	An administrative defense was presented on May 29, 2018.
Amounts Committed	$ 31,381
SNEA (Sindicato Nacional das empresas aeroviarias) [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Unio Federal
Case Number	0012177-54.2016.4.01.3400
Origin	A claim against the 72% increase in airport control fees (TAT-ADR) and approach control fees (TAT-APP) charged by the Airspace Control Department ("DECEA").
Stage of trial	A decision is now pending on the appeal presented by SNEA.
Amounts Committed	$ 63,951
TamLinhasAereasSA12Member
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Unio Federal
Case Number	2001.51.01.020420-0
Origin	TAM and other airlines filed a recourse claim seeking a finding that there is no legal or tax basis to be released from collecting the Additional Airport Fee ("ATAERO").
Stage of trial	A decision by the superior court is pending. The amount is indeterminate because even though TAM is the plaintiff, if the ruling is against it, it could be
Amounts Committed	$ 0
TamLinhasAereasSA13Member
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Delegacia da Receita Federal
Case Number	10880-900.424/2018-07
Origin	This is a claim for a negative Legal Entity Income Tax (IRPJ) balance for the 2014 calendar year (2015 fiscal year) because set-offs were not allowed.
Stage of trial	The administrative defensive arguments were presented March 19, 2018. An administrative decision is now pending.
Amounts Committed	$ 17,202
TamLinhasAereasSA14Member
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Department of Federal Revenue of Brazil
Case Number	19515-720.823/2018-11
Origin	An administrative claim to collect alleged differences in SAT payments for the periods 11/2013 to 12/2017.
Stage of trial	A defense was presented on November 28, 2018. The Court dismissed the Company's appeal in August 2019. Then on September 17, 2019, Company filed a voluntary appeal (CRSF (Administrative Tax Appeals Board)) that is pending a decision.
Amounts Committed	$ 120,551
TamLinhasAereasSA15Member
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Department of Federal Revenue of Brazil
Case Number	10880.938832/2013-19
Origin	The decision denied the reallocation petition and did not equate the Social Security Tax (COFINS) credit declarations for the second quarter of 2011, which were determined to be in the non-cumulative system
Stage of trial	An administrative defense was argued on March 19, 2019. The decision is pending.
Amounts Committed	$ 16,108
TamLinhasAereasSA16Member
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Department of Federal Revenue of Brazil
Case Number	10880.938834/2013-16
Origin	The decision denied the reallocation petition and did not equate the Social Security Tax (COFINS) credit declarations for the third quarter of 2011, which were determined to be in the non-cumulative system.
Stage of trial	An administrative defense was argued on March 19, 2019. The decision is pending.
Amounts Committed	$ 11,777
TamLinhasAereasSA17Member
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Department of Federal Revenue of Brazil
Case Number	10880.938837/2013-41
Origin	The decision denied the reallocation petition and did not equate the Social Security Tax (COFINS) credit declarations for the fourth quarter of 2011, which were determined to be in the non-cumulative system.
Stage of trial	An administrative defense was argued on March 19, 2019. The decision is pending.
Amounts Committed	$ 15,782
TamLinhasAereasSA18Member
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Department of Federal Revenue of Brazil
Case Number	10880.938838/2013-96
Origin	The decision denied the reallocation petition and did not equate the Social Security Tax (COFINS) credit declarations for the first quarter of 2012, which were determined to be in the non-cumulative system.
Stage of trial	We presented our administrative defense.
Amounts Committed	$ 10,891
Tam Linhas Aereas S.A. [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Department of Federal Revenue of Brazil
Case Number	0012541-56.2016.5.03.0144
Origin	A class action in which the Union is petitioning that TAM be ordered to make payment of the correct calculation of Sundays and holidays.
Stage of trial	A hearing was set for December 17, 2019
Amounts Committed	$ 14,423
LATAM Airlines Argentina [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Commercial Trial Court No. 15 of Buenos Aires.
Case Number	11479/2012
Origin	Proconsumer and Rafaella Cabrera filed a claim citing discriminating fees charged to foreign users as compared to domestic users for services retained in Argentina.
Stage of trial	The trial court judge dismissed Mrs. Cabrera's claim on March 7, 2019 and sustained the motion of lack of standing entered by Proconsumer. The ruling was appealed by the plaintiff on April 8, 2019 and will be decided by Room D.
Amounts Committed	$ 0
LATAM Airlines Group Argentina, Brasil, Perú, Ecuador, y TAM Mercosur. [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Commercial and Civil Trial Court No. 11 of Buenos Aires.
Case Number	1408/2017
Origin	Consumidores Libres Coop. Ltda. filed this claim on March 14, 2017 regarding a provision of services. It petitioned for the reimbursement of certain fees or the difference in fees charged for passengers who purchased a ticket in the last 10 years but did not use it.
Stage of trial	Federal Commercial and Civil Trial Court No. 11 in the city of Buenos Aires. After two years of arguments on jurisdiction and competence, the claim was assigned to this court and an answer was filed on March 19, 2019
Amounts Committed	$ 0
TamLinhasAereasSA20Member
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Department of Federal Revenue of Brazil
Case Number	10.880.938842/2013-54
Origin	The decision denied the petition for reassignment and did not equate the CONFINS credit statements for the third quarter of 2012 that had been determined to be in the non-accumulative system.
Stage of trial	We presented our administrative defense.
Amounts Committed	$ 11,521
Tam Linhas Aereas S.A. [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Department of Federal Revenue of Brazil
Case Number	10.880.93844/2013-43
Origin	The decision denied the petition for reassignment and did not equate the CONFINS credit statements for the third quarter of 2012 that had been determined to be in the non-accumulative system.
Stage of trial	We presented our administrative defense
Amounts Committed	$ 10,876
Tam Linhas Aereas S.A. [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Department of Federal Revenue of Brazil
Case Number	10880.938841/2013-18
Origin	The decision denied the petition for reassignment and did not equate the CONFINS credit statements for the second quarter of 2012 that had been determined to be in the non-accumulative system.
Stage of trial	We presented our administrative defense.
Amounts Committed	$ 10,292
Tam Linhas Aereas S.A. [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Receita Federal de Brasil
Case Number	10840.727719/2019-71
Origin	Collection of PIS / COFINS tax for the period of 2014.
Stage of trial	We presented our administrative defense on January 11, 2020
Amounts Committed	$ 42,276
Latam-Airlines Ecuador S.A.[Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Tribunal Distrital de lo Fiscal
Case Number	17509-2014-0088
Origin	An audit of the 2006 Income Tax Return that disallowed fuel expenses, fees and other items because the necessary support was not provided, according to Management.
Stage of trial	On August 6, 2018, the District Tax Claims Court rendered a decision denying the request for a refund of a mistaken payment. An appeal seeking vacation of this judgment by the Court was filed on September 5 and we are awaiting a decision by the Appellate judges. As of December 31, 2018, the lawyers believe that the probability of recovering this amount has fallen by 30% to 40%, so the provision was increased to $8.7 million. We have applied IFRIC 23 as of 12/31/19 because of the percentage loss (more than 50%), and we have recorded the entire provision in the income tax item.
Amounts Committed	$ 12,505
LATAM Airlines Group S.A. [Member]
CONTINGENCIES (Details) - Schedule of Lawsuits received by LATAM Airlines Group S.A. and Subsidiaries [Line Items]
Court	Southern District of Florida. United States District Court
Case Number	19cv23965
Origin	A lawsuit filed by Jose Ramon Lopez Regueiro against American Airlines Inc. and Latam Airlines Group S.A. seeking an indemnity for damages caused by the commercial use of the Jose Marti International Airport in Cuba that he says were repaired and reconditioned by his family before the change in government in 1959.
Stage of trial	Latam Airlines Group S.A. was served this claim on September 27, 2019. LATAM Airlines Group filed a motion to dismiss on November 26, 2019. In response, a motion to suspend discovery was filed on December 23, 2019 while the Court was deciding on the motion to dismiss. The provision is undetermined.
Amounts Committed	$ 0